Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
TDS’ current income taxes balances at December 31, 2018 and 2017, were as follows:

December 31,	2018	2017
(Dollars in millions)
Federal income taxes receivable (payable)	$6	$(17)
Net state income taxes receivable	6	2

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Current
Federal	$10	$77	$17
State	3	13	1
Deferred
Federal	24	(366)	20
State	9	(3)	2
Total income tax expense (benefit)	$46	$(279)	$40

In December 2017, the Tax Act was signed into law. Following the guidance of the FASB’s Accounting Standards Update 2018-05, Income Taxes: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, Income tax expense (benefit) for the year ended December 31, 2017, included a provisional estimate for the impact of the Tax Act on TDS’ 2017 depreciation deduction. During 2018, TDS completed a full analysis of depreciation deductions related to fixed assets placed in service during 2017 and Income tax expense (benefit) for 2018 included a benefit of $4 million related to this adjustment.
A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS’ effective income tax expense rate is as follows:

Year Ended December 31,	2018		2017		2016
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$46	21.0%	$(43)	35.0%	$32	35.0%
State income taxes, net of federal benefit[1]	11	4.9	6	(5.2)	2	2.5
Effect of noncontrolling interests	(1)	(0.4)	(2)	1.7	(1)	(0.8)
Federal income tax rate change[2]	(16)	(7.1)	(314)	257.5	—	—
Change in federal valuation allowance[3]	(1)	(0.3)	(5)	4.3	2	2.6
Goodwill impairment[4]	—	—	71	(58.2)	—	—
Nondeductible compensation	9	4.1	10	(8.1)	3	2.7
Other differences, net	(2)	(1.2)	(2)	2.1	2	1.2
Total income tax expense (benefit) and rate	$46	21.0%	$(279)	229.1%	$40	43.2%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.

[2]
Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% resulting in a tax benefit in 2018 due primarily to an income tax accounting method change that accelerated tax depreciation on certain assets for the 2017 tax year.  The $314 million tax benefit in 2017 related to adjusting the deferred tax liability to the lower tax rate upon enactment of the Tax Act.

[3]
Change in federal valuation allowance in 2018 includes a change in judgment related to net operating loss carryforwards that are now realizable due to an internal restructuring, offset by current year interest expense carryforwards not expected to be realized.

[4]
Goodwill impairment reflects an adjustment to increase 2017 income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes. See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2018 and 2017, were as follows:

December 31,	2018	2017
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$159	$167
Stock-based compensation	31	42
Compensation and benefits - other	8	9
Deferred rent	22	21
Other	90	70
Total deferred tax assets	310	309
Less valuation allowance	(135)	(147)
Net deferred tax assets	175	162
Deferred tax liabilities
Property, plant and equipment	390	368
Licenses/intangibles	237	221
Partnership investments	134	123
Other	54	—
Total deferred tax liabilities	815	712
Net deferred income tax liability	$640	$550

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$640	$552
Other assets and deferred charges	—	(2)
Net deferred income tax liability	$640	$550

At December 31, 2018, TDS and certain subsidiaries had $2,843 million of state NOL carryforwards (generating a $146 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2019 and 2038. Certain subsidiaries had federal NOL carryforwards (generating a $13 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards generally expire between 2019 and 2037, with the exception of federal NOLs generated after 2017, which do not expire. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.
A summary of TDS' deferred tax asset valuation allowance is as follows:

	2018	2017	2016
(Dollars in millions)
Balance at beginning of year	$147	$122	$113
Charged to income tax expense	(5)	25	9
Charged to Retained earnings	(7)	—	—
Balance at end of year	$135	$147	$122

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017	2016
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$46	$42	$39
Additions for tax positions of current year	8	6	11
Additions for tax positions of prior years	2	1	3
Reductions for tax positions of prior years	(1)	(1)	(1)
Reductions for lapses in statutes of limitations	(6)	(2)	(10)
Unrecognized tax benefits balance at end of year	$49	$46	$42

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2018, 2017 and 2016 by $39 million, $37 million and $28 million, respectively, net of the federal benefit from state income taxes.
TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit). The amounts charged to income tax expense related to interest and penalties resulted in an expense of less than $1 million in 2018, an expense of $3 million in 2017 and a benefit of $1 million in 2016. Net accrued liabilities for interest and penalties were $19 million and $19 million at December 31, 2018 and 2017, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.
TDS and its subsidiaries file federal and state income tax returns. With only limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2013.